FINANCIAL DEBT - Deutsche Bank Loan and Other bank loans (Details) $ in Millions	Nov. 08, 2018 USD ($) installment	Dec. 31, 2018 USD ($)	Nov. 14, 2018 USD ($)
Deutsche Bank Loan
Financial Debt.
Principal amount	$ 200.0		$ 100.0
Borrowing term	42 months
Half-yearly installments | installment	6
Semi-annual equal installments equivalent to disbursed amount (as a percent)	12.50%
Semi-annual equal installments equivalent to initial borrowing (as a percent)	25.00%
Deutsche Bank Loan | LIBOR
Financial Debt.
Applicable margin on LIBOR	4.50%
Bank ICBC
Financial Debt.
Principal amount		$ 4.5
Annual rate of interest		6.00%
Bank Itau
Financial Debt.
Principal amount		$ 3.2
Annual rate of interest		5.00%
Bank MACRO
Financial Debt.
Principal amount		$ 10.0
Annual rate of interest		6.20%
Maximum | Deutsche Bank Loan
Financial Debt.
Principal amount	$ 300.0